SCHEDULE II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only
SCHEDULE II
PartnerRe Ltd.
Condensed Financial Information of Registrant
Condensed Balance Sheets—Parent Company Only
(Expressed in thousands of U.S. dollars, except parenthetical share and per share data)

	December 31, 2022	December 31, 2021
Assets
Fixed maturities, at fair value (amortized cost: 2022, $90,171; 2021, $85,811)	$73,642	$85,111
Cash and cash equivalents	3,814	1,988
Investments in subsidiaries	8,640,997	9,757,268
Intercompany loans and balances receivable	18,546	24,834
Other	21,042	19,906
Total assets	$8,758,041	$9,889,107

Liabilities
Intercompany loans and balances payable (1)	$2,423,951	$2,297,350
Accounts payable, accrued expenses and other	45,740	47,771
Total liabilities	2,469,691	2,345,121

Shareholders’ Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)	—	—
Preferred shares (par value $1.00; issued and outstanding: 8,000,000 shares; aggregate liquidation value: $200,000)	8,000	8,000
Additional paid-in capital	1,929,934	1,929,934
Accumulated other comprehensive loss	(7,669)	(29,706)
Retained earnings	4,358,085	5,635,758
Total shareholders’ equity	6,288,350	7,543,986
Total liabilities and shareholders’ equity	$8,758,041	$9,889,107

(1)The parent has fully and unconditionally guaranteed all obligations of PartnerRe Finance B LLC and PartnerRe Finance Ireland DAC, a direct 100% owned subsidiary of the parent, related to the issuance of the 3.700% senior notes and 1.250% senior notes, respectively. The parent’s obligations under these guarantees are senior and unsecured and rank equally with all other senior unsecured indebtedness of the parent.
The parent has also fully and unconditionally guaranteed all obligations of PartnerRe Finance II Inc. and PartnerRe Finance B LLC, both indirect 100% owned finance subsidiaries of the parent, related to the remaining $62 million aggregate principal amount of Fixed-to-Floating Rate junior subordinated CENts, with an annual rate of 3-month LIBOR plus a margin equal to 2.325%, and $500 million aggregate principal amount of 4.500% Fixed-Rate Reset junior subordinated notes, respectively. The parent’s obligations under these guarantees are unsecured junior subordinated obligations and rank junior in right of payment to all of the parent's outstanding and future senior indebtedness, and equally in right of payment with all outstanding and future unsecured indebtedness that is by its terms equal in right of payment to the junior subordinated notes.
SCHEDULE II
PartnerRe Ltd.
Condensed Financial Information of Registrant - Continued
Condensed Statements of Operations and Comprehensive (Loss) Income —Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Revenues
Net investment income	$1,851	$2,496	$2,094
Net realized and unrealized investment (losses) gains	(15,406)	(16,730)	641
Other income	106	148	113
Total revenues	(13,449)	(14,086)	2,848
Expenses
Other expenses	73,046	55,996	53,458
Interest expense on intercompany loans	33,408	35,204	17,188
Net foreign exchange (gains) losses	(65,165)	(79,696)	82,986
Total expenses	41,289	11,504	153,632
Loss before equity in net (loss) income of subsidiaries	(54,738)	(25,590)	(150,784)
Equity in net (loss) income of subsidiaries	(1,035,291)	748,994	404,973
Net (loss) income	(1,090,029)	723,404	254,189
Preferred dividends	9,750	22,693	45,990
Loss on redemption of preferred shares	—	21,234	2,341
Net (loss) income available to common shareholder	$(1,099,779)	$679,477	$205,858
Comprehensive (loss) income
Net (loss) income	$(1,090,029)	$723,404	$254,189
Other comprehensive income (loss)	22,037	66,299	(20,080)
Comprehensive (loss) income	$(1,067,992)	$789,703	$234,109
SCHEDULE II
PartnerRe Ltd.
Condensed Financial Information of Registrant - Continued
Condensed Statements of Cash Flows—Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Cash flows from operating activities
Net (loss) income	$(1,090,029)	$723,404	$254,189
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net loss (income) of subsidiaries	1,035,291	(748,994)	(404,973)
Other, net	41,810	(51,783)	87,789
Net cash used in operating activities	(12,928)	(77,373)	(62,995)
Cash flows from investing activities
Advances to/from subsidiaries, net (1)	22,213	100,426	73,738
Net issue of intercompany loans receivable and payable (1) (2)	—	—	458,489
Sales and redemptions of fixed maturities	11,290	481,015	32,230
Sales and redemptions of short-term investments	5,173	—	43,899
Purchases of fixed maturities	(15,984)	(62,239)	(496,139)
Purchases of short-term investments	(5,173)	—	(39,913)
Other, net	(3,341)	(8,465)	(3,987)
Net cash provided by investing activities	14,178	510,737	68,317
Cash flows from financing activities (1)
Issuance of preferred shares (3)	—	193,887	—
Redemption of preferred shares (3)	—	(637,241)	—
Net cash used in financing activities	—	(443,354)	—
Effect of foreign exchange rate changes on cash	576	1,958	186
Increase (decrease) in cash and cash equivalents	1,826	(8,032)	5,508
Cash and cash equivalents—beginning of year	1,988	10,020	4,512
Cash and cash equivalents—end of year	$3,814	$1,988	$10,020

(1)The following non-cash transactions were excluded from the Condensed Statement of Cash Flows - Parent Company Only:
a.During 2020, the parent recorded a non-cash exchange related to a reduction of intercompany loans and balances receivable of $204 million and a corresponding reduction of intercompany loans and balances payable of $204 million.
b.During 2022, 2021 and 2020, dividends paid to common and preferred shareholders of $188 million, $129 million and $96 million, respectively, were paid by a Bermuda subsidiary on behalf of the parent, with a corresponding increase to intercompany balances payable. During 2020, the redemption of Series F preferred shares of $67 million in 2020 was also paid by a Bermuda subsidiary on behalf of the parent, with a corresponding increase to intercompany balances payable.
c.During 2021, the parent recorded a non-cash dividend received from a subsidiary of $350 million, with a corresponding change to intercompany balances payable. During 2020, the parent recorded a non-cash capital contribution to a subsidiary of $25 million, with a corresponding change to the intercompany balances payable.
d.During 2022, the parent recorded a non-cash exchange of certain intercompany balances payable for an intercompany loan payable of $744 million.
e.During 2022, the parent recorded non-cash dividends received from subsidiaries of $630 million, non-cash capital contributions to subsidiaries of $527 million and a corresponding decrease in intercompany balances payable of $103 million.
(2)During 2020, the Company recorded a $458 million loan payable maturing in 2030 with a direct Bermuda subsidiary in exchange for shares of an indirectly owned subsidiary, which were subsequently transferred to another subsidiary in exchange for cash. The cash proceeds were primarily invested in fixed maturities and used during 2021 to redeem the Series G, H and I preferred shares.
(3)During 2021, the parent issued 8 million 4.875% Series J fixed rate non-cumulative redeemable preferred shares at a par value of $1.00 per share and a redemption price of $200 million, and incurred preferred share issuance costs of $6 million. The parent also redeemed all outstanding Series G, H and I preferred shares at $25 per share for an aggregate liquidation value of $637 million during 2021.